GOODWILL	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

8. GOODWILL

Balance as of December 31, 2021	$-
Addition	14,297,205
Impairment loss	(6,596,636)
Balance as of December 31, 2022	$7,700,569

The goodwill associated with the acquisition of: (i) Yundian of $6,596,636; (ii) Mahao of $5,956,203 and (iii) Yuanxing of $1,744,366, were initially recognized at the acquisition closing dates. The Company estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm.

As of December 31, 2022 and 2021, the goodwill amounted to $7,700,569 and nil, respectively. Impairment losses for the year ended December 31, 2022 was $6,596,636 and currency translation difference was $352,081.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS